Income tax expense and deferred taxes	12 Months Ended
Dec. 31, 2017
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Income tax expense and deferred taxes
17.	Income tax expense and deferred taxes

Total income tax expense (recovery) consists of:

	December 31, 2017	December 31, 2016
	$	$
Current tax expense	39,232	47,166
Deferred tax expense (recovery)	(19,849)	9,039
	19,383	56,205

Total income tax expense (recovery) attributable to geographical jurisdiction is as follows:

	2017	2016
	$	$
Turkey	30,139	64,343
Greece	(4,598)	(1,355)
Brazil	(1,087)	(4,385)
Canada	2,960	(1,428)
Romania	(8,026)	(1,053)
Other jurisdictions	(5)	83
	19,383	56,205

Factors affecting income tax expense (recovery) for the year:

	2017	2016
	$	$
Profit from continuing operations before income tax	792	48,698
Canadian statutory tax rate	26%	26%
Tax expense on net income at Canadian statutory tax rate	206	12,662

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(11,792)	(15,695)
Non-tax effected operating losses	9,691	19,198
Non-deductible expenses and other items	10,002	10,525
Foreign exchange and other translation adjustments	6,289	16,048
Amounts under (over) provided in prior years	(84)	453
Investment tax credits	(226)	(269)
Withholding tax on foreign income	5,297	13,283
Income tax expense	19,383	56,205

The change for the year in the Company’s net deferred tax position was as follows:

	2017	2016
Net deferred tax asset (liability)	$	$
Balance at January 1,	(443,501)	(607,871)
Deferred income tax (expense) recovery related to discontinued operations	-	174,837
Deferred income tax liability related to Integra acquisition	(126,903)	-
Deferred income tax (expense) recovery in the income statement	19,849	(9,039)
Deferred tax recovery (expense) in other comprehensive income	1,428	(1,428)
Net balance at December 31,	(549,127)	(443,501)

The composition of the Company’s net deferred income tax asset and liability and deferred tax expense is as follows:

					Expense (recovery)
Type of temporary difference	Deferred tax assets		Deferred tax liabilities		on the income statement
	2017	2016	2017	2016	2017	2016
	$	$	$	$	$	$
Property, plant and equipment	-	-	592,062	482,530	(33,466)	11,200
Loss carryforwards	31,457	15,436	-	-	(4,641)	(1,603)
Liabilities	24,690	20,864	-	-	(80)	(3,496)
Investment tax credits	-	-	-	-	-	5,665
Other items	1,997	13,995	15,208	11,266	18,338	(2,727)
Balance at December 31,	58,144	50,295	607,270	493,796	(19,849)	9,039

Unrecognized deferred tax assets	2017	2016
	$	$
Tax losses	167,030	164,100
Other deductible temporary differences	11,253	9,968
Total unrecognized deferred tax assets	178,283	174,068

Unrecognized tax losses

At December 31, 2017 the Company had losses with a tax benefit of $167,030 (2016 – $164,100) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. The gross amount of the tax losses for which a tax benefit has not been recorded expire as follows:

Expiry date	Canada	Brazil	Greece	Total
	$	$	$	$
2018	-	-	10,880	10,880
2019	-	-	28,934	28,934
2020	-	-	26,420	26,420
2021	-	-	16,058	16,058
2022	-	-	10,638	10,638
2025	7,858	-	-	7,858
2026	14,839	-	-	14,839
2027	10,703	-	-	10,703
2028	25,959	-	-	25,959
2029	23,444	-	-	23,444
2030	7,285	-	-	7,285
2031	45,351	-	-	45,351
2032	74,871	-	-	74,871
2033	64,883	-	-	64,883
2034	58,689	-	-	58,689
2035	55,266	-	-	55,266
2036	50,503	-	-	50,503
2037	43,180	-	-	43,180
No Expiry	-	33,378	-	33,378
	482,831	33,378	92,930	609,139

Capital losses with no expiry	65,812	-	-	65,812

Tax effect of total losses not recognized	134,289	5,791	26,950	167,030

Deductible temporary differences

At December 31, 2017 the Company had deductible temporary differences for which deferred tax assets of $11,253 (2016 – $9,968) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.

Temporary differences associated with investments in subsidiaries

The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2017, these earnings amount to $788,137 (2016 – $782,803). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.

Other factors affecting taxation

During the year the Turkish Lira has weakened, causing a deferred income tax expense during the year of $6,530 due to the decrease in the value of the future tax deductions associated with the Turkish operations. The Company expects that in the future significant foreign exchange movements in the Turkish Lira, Euro or Brazilian Real in relation to the U.S. dollar will cause significant volatility in the deferred income tax expense or recovery.